Stock-Based Compensation - Stock Options Outstanding and Exercised Under Stock Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options/Shares
Outstanding at Beginning of the Period (in shares)	3,253,090	3,890,131	5,180,391
Exercised (in shares)	(399,329)	(624,729)	(1,281,646)
Cancelled (in shares)	(15,476)	(12,312)	(8,614)
Outstanding at End of the Period (in shares)	2,838,285	3,253,090	3,890,131
Stock Options/Shares, Exercisable (in shares)	2,838,285	3,253,090	3,890,131
Weighted- Average Exercise Price
Outstanding at Beginning of the Period (in dollars per share)	$ 44.42	$ 42.58	$ 40.38
Exercised (in dollars per share)	38.15	32.87	33.66
Cancelled (in dollars per share)	47.88	50.97	48.20
Outstanding at End of the Period (in dollars per share)	45.28	44.42	42.58
Weighted-Average Exercise Price, Exercisable (in dollars per share)	$ 45.28	$ 44.42	$ 42.58
Weighted-Average Remaining Contractual Term, Outstanding	2 years	2 years 8 months 12 days	3 years 3 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable	2 years	2 years 8 months 12 days	3 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0	$ 53
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0	$ 53